restructuring and other costs (Tables)	12 Months Ended
Dec. 31, 2021
restructuring and other costs
Schedule of restructuring and other costs presented in the Consolidated statements of income and other comprehensive income

	Restructuring (b)		Other (c)		Total
Years ended December 31 (millions)	2021	2020	2021	2020	2021	2020
Goods and services purchased	$62	$160	$45	$49	$107	$209
Employee benefits expense	79	49	—	1	79	50
	$141	$209	$45	$50	$186	$259